Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2014	December 31, 2013
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Investment in term loans and interest receivable	Collateral	Non-performing (1)	—	136,061
Advances to equity accounted investments	Other internal metrics	Performing	14,980	16,930

			14,980	152,991

(1)

The borrowers under the term loans had been in default on their interest payment obligations since the first quarter of 2013, and subsequently, in default of the repayment of the loan principal from the loan maturity date in July 2013. On March 21, 2014, the Company took ownership of the vessels held as collateral in satisfaction of the loans and accrued interest (see note 5).

Summarizes Change in Capitalized Dry-Docking Activity

The following table summarizes the change in the Company’s capitalized dry docking costs, from January 1, 2012 to December 31, 2014:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Balance at the beginning of the year	29,269	18,672	20,945
Cost incurred for dry docking	17,072	19,245	7,003
Dry-dock amortization	(10,832)	(8,648)	(8,959)
Vessel sales/held for sale (note 18)	—	—	(317)

Balance at the end of the year	35,509	29,269	18,672